Condensed Consolidating Financial Information - Statements of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net Income/(Loss)	$ 3,385	$ 372	$ 202	$ 482	$ (13)	$ (49)	$ 96	$ 233	$ 4,441	$ 268	$ (2,337)
Income/(loss) from discontinued operations, net of income tax	(78)	(2)	13	388	80	(336)	69	(5)	321	(192)	(992)
Income/(loss) from continuing operations	3,463	$ 374	$ 189	94	(93)	$ 287	$ 27	238	4,120	460	(1,345)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Distributions and equity in earnings of unconsolidated affiliates and consolidated subsidiaries									14	46	102
Depreciation and amortization									373	421	596
Accretion of asset retirement obligations									51	38	44
Provision for bad debts									95	85	68
Amortization of nuclear fuel									52	48	51
Amortization of financing costs and debt discount/premiums									26	29	29
Adjustment for debt extinguishment									51	44	49
Amortization of emission allowances									38	45	54
Amortization of unearned equity compensation									20	25	35
Net gain on sale of assets and disposal of assets									(23)	(49)	(9)
Impairment losses									113	114	1,614
Changes in derivative instruments									34	37	(170)
Changes in deferred income taxes and liability for uncertain tax benefits									(3,353)	5	13
Changes in collateral deposits in support of risk management activities									105	(105)	(80)
Changes in nuclear decommissioning trust liability									37	60	11
GenOn settlement, net of insurance proceeds									0	(63)	0
Net loss on deconsolidation of Agua Caliente and Ivanpah projects									0	13	0
Changes in other working capital									(348)	(250)	(206)
Cash provided by continuing operations									1,405	1,003	856
Cash provided/(used) by discontinued operations									8	374	754
Net Cash Provided by Operating Activities									1,413	1,377	1,610
Cash Flows from Investing Activities
Intercompany dividends									0	0	0
Payments for acquisitions of businesses									(355)	(243)	(14)
Capital expenditures									(228)	(388)	(254)
Net proceeds from sale of emission allowances									11	19	66
Investments in nuclear decommissioning trust fund securities									(416)	(572)	(512)
Proceeds from sales of nuclear decommissioning trust fund securities									381	513	501
Proceeds from sale of assets, net of cash disposed and sale of discontinued operations, net of fees									1,294	1,564	430
Deconsolidation of Agua Caliente and Ivanpah projects									0	(268)	0
Changes in investments in unconsolidated affiliates									(91)	(39)	(57)
Net contributions to discontinued operations									(44)	(60)	150
Other									6	(6)	30
Cash provided by continuing operations									558	520	340
Cash used by discontinued operations									(2)	(725)	(979)
Net Cash Provided/(Used) by Investing Activities									556	(205)	(639)
Cash Flows from Financing Activities
Intercompany dividends and transfers									0	0	0
Payments of dividends to common stockholders									(32)	(37)	(38)
Payment for preferred shares									(1,440)	(1,250)
Payments for debt extinguishment costs									(26)	(32)	(42)
Net distributions to redeemable noncontrolling interests from subsidiaries									(2)	(16)	(30)
Proceeds/(payments) from issuance of common stock									3	21	(2)
Proceeds from issuance of long-term debt									1,916	1,100	1,178
Payments of debt issuance costs									(35)	(19)	(18)
Payments for short and long-term debt									(2,571)	(1,734)	(1,884)
Receivable from affiliate									0	(26)	(125)
Other									(4)	(4)	(8)
Cash used by continuing operations									(2,191)	(1,997)	(969)
Cash provided/(used) by discontinued operations									43	471	(169)
Net Cash (Used)/Provided by Financing Activities									(2,148)	(1,526)	(1,138)
Effect of exchange rate changes on cash and cash equivalents									0	1	(1)
Change in Cash from discontinued operations									49	120	(394)
Net (Decrease)/Increase in Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash									(228)	(473)	226
Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash at End of Period	385				613				385	613	1,086
Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash at Beginning of Period				613				1,086	613	1,086	860
Eliminations
Cash Flows from Operating Activities
Net Income/(Loss)									(1,610)	(1,239)	(46)
Income/(loss) from discontinued operations, net of income tax									0	0	0
Income/(loss) from continuing operations									(1,610)	(1,239)	(46)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Distributions and equity in earnings of unconsolidated affiliates and consolidated subsidiaries									1,610	1,253	48
Depreciation and amortization									0	0	0
Accretion of asset retirement obligations									0	0	0
Provision for bad debts									0	0	0
Amortization of nuclear fuel									0	0	0
Amortization of financing costs and debt discount/premiums									0	0	0
Adjustment for debt extinguishment									0	0	0
Amortization of emission allowances									0	0	0
Amortization of unearned equity compensation									0	0	0
Net gain on sale of assets and disposal of assets									0	0	0
Impairment losses									0	0	0
Changes in derivative instruments									0	(14)	(2)
Changes in deferred income taxes and liability for uncertain tax benefits									0	0	0
Changes in collateral deposits in support of risk management activities									0	0	0
Changes in nuclear decommissioning trust liability									0	0	0
GenOn settlement, net of insurance proceeds										0
Net loss on deconsolidation of Agua Caliente and Ivanpah projects										0
Changes in other working capital									0	0	0
Cash provided by continuing operations									0	0	0
Cash provided/(used) by discontinued operations									0	0	0
Net Cash Provided by Operating Activities									0	0	0
Cash Flows from Investing Activities
Intercompany dividends									(2,513)	(2,006)	(1,665)
Payments for acquisitions of businesses									0	0	0
Capital expenditures									0	0	0
Net proceeds from sale of emission allowances									0	0	0
Investments in nuclear decommissioning trust fund securities									0	0	0
Proceeds from sales of nuclear decommissioning trust fund securities									0	0	0
Proceeds from sale of assets, net of cash disposed and sale of discontinued operations, net of fees									0	0	0
Deconsolidation of Agua Caliente and Ivanpah projects										0
Changes in investments in unconsolidated affiliates									0	0	0
Net contributions to discontinued operations									0	0	0
Other									0	0	0
Cash provided by continuing operations									(2,513)	(2,006)	(1,665)
Cash used by discontinued operations									0	0	0
Net Cash Provided/(Used) by Investing Activities									(2,513)	(2,006)	(1,665)
Cash Flows from Financing Activities
Intercompany dividends and transfers									2,513	2,006	1,665
Payments of dividends to common stockholders									0	0	0
Payment for preferred shares									0	0
Payments for debt extinguishment costs									0	0	0
Net distributions to redeemable noncontrolling interests from subsidiaries									0	0	0
Proceeds/(payments) from issuance of common stock									0	0	0
Proceeds from issuance of long-term debt									0	0	0
Payments of debt issuance costs									0	0	0
Payments for short and long-term debt									0	0	0
Receivable from affiliate										0	0
Other									0	0	0
Cash used by continuing operations									2,513	2,006	1,665
Cash provided/(used) by discontinued operations									0	0	0
Net Cash (Used)/Provided by Financing Activities									2,513	2,006	1,665
Effect of exchange rate changes on cash and cash equivalents										0	0
Change in Cash from discontinued operations									0	0	0
Net (Decrease)/Increase in Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash									0	0	0
Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash at End of Period	0				0				0	0	0
Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash at Beginning of Period				0				0	0	0	0
Guarantor Subsidiaries
Cash Flows from Operating Activities
Net Income/(Loss)									1,493	997	421
Income/(loss) from discontinued operations, net of income tax									9	62	91
Income/(loss) from continuing operations									1,484	935	330
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Distributions and equity in earnings of unconsolidated affiliates and consolidated subsidiaries									(48)	(23)	(18)
Depreciation and amortization									212	238	343
Accretion of asset retirement obligations									43	28	37
Provision for bad debts									78	79	56
Amortization of nuclear fuel									52	48	51
Amortization of financing costs and debt discount/premiums									0	0	0
Adjustment for debt extinguishment									0	0	0
Amortization of emission allowances									24	36	42
Amortization of unearned equity compensation									0	0	0
Net gain on sale of assets and disposal of assets									(20)	(30)	2
Impairment losses									1	5	1,346
Changes in derivative instruments									20	25	(214)
Changes in deferred income taxes and liability for uncertain tax benefits									(525)	372	(300)
Changes in collateral deposits in support of risk management activities									101	(94)	(98)
Changes in nuclear decommissioning trust liability									37	60	11
GenOn settlement, net of insurance proceeds										0
Net loss on deconsolidation of Agua Caliente and Ivanpah projects										0
Changes in other working capital									(220)	(100)	(15)
Cash provided by continuing operations									1,239	1,579	1,573
Cash provided/(used) by discontinued operations									17	89	116
Net Cash Provided by Operating Activities									1,256	1,668	1,689
Cash Flows from Investing Activities
Intercompany dividends									0	0	0
Payments for acquisitions of businesses									(355)	(40)	(14)
Capital expenditures									(164)	(192)	(180)
Net proceeds from sale of emission allowances									11	19	66
Investments in nuclear decommissioning trust fund securities									(416)	(572)
Proceeds from sales of nuclear decommissioning trust fund securities									381	513	501
Proceeds from sale of assets, net of cash disposed and sale of discontinued operations, net of fees									1	14	33
Deconsolidation of Agua Caliente and Ivanpah projects										0
Changes in investments in unconsolidated affiliates									0	0	0
Net contributions to discontinued operations									0	0	0
Other									0	0	18
Cash provided by continuing operations									(542)	(258)	(88)
Cash used by discontinued operations									0	0	(13)
Net Cash Provided/(Used) by Investing Activities									(542)	(258)	(101)
Cash Flows from Financing Activities
Intercompany dividends and transfers									(751)	(1,267)	(1,447)
Payments of dividends to common stockholders									0	0	0
Payment for preferred shares									0	0
Payments for debt extinguishment costs									0	0	0
Net distributions to redeemable noncontrolling interests from subsidiaries									0	0	0
Proceeds/(payments) from issuance of common stock									0	0	0
Proceeds from issuance of long-term debt									0	0	0
Payments of debt issuance costs									0	0	0
Payments for short and long-term debt									0	0	0
Receivable from affiliate										0	0
Other									(4)	0	0
Cash used by continuing operations									(755)	(1,267)	(1,447)
Cash provided/(used) by discontinued operations									0	0	(109)
Net Cash (Used)/Provided by Financing Activities									(755)	(1,267)	(1,556)
Effect of exchange rate changes on cash and cash equivalents										0	0
Change in Cash from discontinued operations									17	89	(6)
Net (Decrease)/Increase in Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash									(58)	54	38
Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash at End of Period	37				95				37	95	41
Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash at Beginning of Period				95				41	95	41	3
Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net Income/(Loss)									120	136	(543)
Income/(loss) from discontinued operations, net of income tax									5	75	(420)
Income/(loss) from continuing operations									115	61	(123)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Distributions and equity in earnings of unconsolidated affiliates and consolidated subsidiaries									14	47	12
Depreciation and amortization									130	150	221
Accretion of asset retirement obligations									8	10	7
Provision for bad debts									17	6	0
Amortization of nuclear fuel									0	0	0
Amortization of financing costs and debt discount/premiums									0	6	13
Adjustment for debt extinguishment									3	0	0
Amortization of emission allowances									14	9	12
Amortization of unearned equity compensation									0	0	0
Net gain on sale of assets and disposal of assets									0	(20)	(11)
Impairment losses									105	109	264
Changes in derivative instruments									(24)	15	50
Changes in deferred income taxes and liability for uncertain tax benefits									(168)	5	(9)
Changes in collateral deposits in support of risk management activities									4	(11)	18
Changes in nuclear decommissioning trust liability									0	0	0
GenOn settlement, net of insurance proceeds										0
Net loss on deconsolidation of Agua Caliente and Ivanpah projects										13
Changes in other working capital									(118)	(166)	(396)
Cash provided by continuing operations									100	234	58
Cash provided/(used) by discontinued operations									(9)	285	638
Net Cash Provided by Operating Activities									91	519	696
Cash Flows from Investing Activities
Intercompany dividends									0	0	0
Payments for acquisitions of businesses									0	(203)	0
Capital expenditures									(27)	(151)	(43)
Net proceeds from sale of emission allowances									0	0	0
Investments in nuclear decommissioning trust fund securities									0	0	0
Proceeds from sales of nuclear decommissioning trust fund securities									0	0	0
Proceeds from sale of assets, net of cash disposed and sale of discontinued operations, net of fees									400	8	54
Deconsolidation of Agua Caliente and Ivanpah projects										(268)
Changes in investments in unconsolidated affiliates									(91)	(39)	(57)
Net contributions to discontinued operations									(44)	(60)	0
Other									0	0	12
Cash provided by continuing operations									238	(713)	(34)
Cash used by discontinued operations									(2)	(725)	(966)
Net Cash Provided/(Used) by Investing Activities									236	(1,438)	(1,000)
Cash Flows from Financing Activities
Intercompany dividends and transfers									(214)	86	(4)
Payments of dividends to common stockholders									0	0	0
Payment for preferred shares									0	0
Payments for debt extinguishment costs									0	0	0
Net distributions to redeemable noncontrolling interests from subsidiaries									(2)	(16)	(30)
Proceeds/(payments) from issuance of common stock									0	0	0
Proceeds from issuance of long-term debt									0	163	94
Payments of debt issuance costs									0	0	(2)
Payments for short and long-term debt									(139)	(138)	(183)
Receivable from affiliate										0	0
Other									0	(4)	(8)
Cash used by continuing operations									(355)	91	(133)
Cash provided/(used) by discontinued operations									43	471	(60)
Net Cash (Used)/Provided by Financing Activities									(312)	562	(193)
Effect of exchange rate changes on cash and cash equivalents										1	(1)
Change in Cash from discontinued operations									32	31	(388)
Net (Decrease)/Increase in Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash									(17)	(387)	(110)
Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash at End of Period	21				38				21	38	425
Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash at Beginning of Period				38				425	38	425	535
NRG Energy, Inc. (Note Issuer)
Cash Flows from Operating Activities
Net Income/(Loss)									4,438	374	(2,169)
Income/(loss) from discontinued operations, net of income tax									307	(329)	(663)
Income/(loss) from continuing operations									4,131	703	(1,506)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Distributions and equity in earnings of unconsolidated affiliates and consolidated subsidiaries									(1,562)	(1,231)	60
Depreciation and amortization									31	33	32
Accretion of asset retirement obligations									0	0	0
Provision for bad debts									0	0	12
Amortization of nuclear fuel									0	0	0
Amortization of financing costs and debt discount/premiums									26	23	16
Adjustment for debt extinguishment									48	44	49
Amortization of emission allowances									0	0	0
Amortization of unearned equity compensation									20	25	35
Net gain on sale of assets and disposal of assets									(3)	1	0
Impairment losses									7	0	4
Changes in derivative instruments									38	11	(4)
Changes in deferred income taxes and liability for uncertain tax benefits									(2,660)	(372)	322
Changes in collateral deposits in support of risk management activities									0	0	0
Changes in nuclear decommissioning trust liability									0	0	0
GenOn settlement, net of insurance proceeds										(63)
Net loss on deconsolidation of Agua Caliente and Ivanpah projects										0
Changes in other working capital									(10)	16	205
Cash provided by continuing operations									66	(810)	(775)
Cash provided/(used) by discontinued operations									0	0	0
Net Cash Provided by Operating Activities									66	(810)	(775)
Cash Flows from Investing Activities
Intercompany dividends									2,513	2,006	1,665
Payments for acquisitions of businesses									0	0	0
Capital expenditures									(37)	(45)	(31)
Net proceeds from sale of emission allowances									0	0	0
Investments in nuclear decommissioning trust fund securities									0	0	0
Proceeds from sales of nuclear decommissioning trust fund securities									0	0	0
Proceeds from sale of assets, net of cash disposed and sale of discontinued operations, net of fees									893	1,542	343
Deconsolidation of Agua Caliente and Ivanpah projects										0
Changes in investments in unconsolidated affiliates									0	0	0
Net contributions to discontinued operations									0	0	150
Other									6	(6)	0
Cash provided by continuing operations									3,375	3,497	2,127
Cash used by discontinued operations									0	0	0
Net Cash Provided/(Used) by Investing Activities									3,375	3,497	2,127
Cash Flows from Financing Activities
Intercompany dividends and transfers									(1,548)	(825)	(214)
Payments of dividends to common stockholders									(32)	(37)	(38)
Payment for preferred shares									(1,440)	(1,250)
Payments for debt extinguishment costs									(26)	(32)	(42)
Net distributions to redeemable noncontrolling interests from subsidiaries									0	0	0
Proceeds/(payments) from issuance of common stock									3	21	(2)
Proceeds from issuance of long-term debt									1,916	937	1,084
Payments of debt issuance costs									(35)	(19)	(16)
Payments for short and long-term debt									(2,432)	(1,596)	(1,701)
Receivable from affiliate										(26)	(125)
Other									0	0	0
Cash used by continuing operations									(3,594)	(2,827)	(1,054)
Cash provided/(used) by discontinued operations									0	0	0
Net Cash (Used)/Provided by Financing Activities									(3,594)	(2,827)	(1,054)
Effect of exchange rate changes on cash and cash equivalents										0	0
Change in Cash from discontinued operations									0	0	0
Net (Decrease)/Increase in Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash									(153)	(140)	298
Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash at End of Period	$ 327				$ 480				327	480	620
Cash and Cash Equivalents, Funds Deposited by Counterparties and Restricted Cash at Beginning of Period				$ 480				$ 620	$ 480	$ 620	$ 322